FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Fair value | R$	R$ (112,485)
Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Notional	523,223
Fair value | R$	R$ 33,217
Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Notional	438,842
Fair value | R$	R$ (6,457)
Fair value | R$	R$ 8,976
Non Deliverable Forward Buy One [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	1st Qtr. 2023
Notional	32,999
Exercise rate	441.42	[1]
Fair value | R$	R$ 13,379
Non Deliverable Forward Buy Two [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	2nd Qtr. 2023
Notional	20,000
Exercise rate	435.41	[1]
Fair value | R$	R$ 7,566
Collar Buy [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	1st Qtr. 2023
Notional	35,999
Exercise rate	478.95	[1]
Fair value | R$	R$ 3,647
Collar Buy One [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	2nd Qtr. 2023
Notional	33,992
Exercise rate	495.63	[1]
Fair value | R$	R$ 1,172
Collar Buy Two [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	1st Qtr. 2023
Notional	113,077
Exercise rate	256.32	[1]
Fair value | R$	R$ 3,643
Collar Buy Three [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	2nd Qtr. 2023
Notional	67,986
Exercise rate	261.09	[1]
Fair value | R$	R$ 1,458
Corn Future Buy [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	1st Qtr. 2023
Notional	18,009
Exercise rate	1,514.07	[1]
Fair value | R$	R$ 83
Corn Future Buy One [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	2nd Qtr. 2023
Notional	2,700
Exercise rate	1,550.00	[1]
Fair value | R$	R$ 2
Collar Buy Four [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	1st Qtr. 2023
Notional	79,326
Exercise rate	1,674.15	[1]
Fair value | R$	R$ (414)
Collar Buy Five [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	2nd Qtr. 2023
Notional	94,635
Exercise rate	1,650.76	[1]
Fair value | R$	R$ 229
Non Deliverable Forward Buy Three [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	1st Qtr. 2023
Notional	3,000
Exercise rate	1,353.20	[1]
Fair value | R$	R$ 928
Non Deliverable Forward Buy Four [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	2nd Qtr. 2023
Notional	5,000
Exercise rate	1,336.53	[1]
Fair value | R$	R$ 1,800
Non Deliverable Forward Buy Five [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	3rd Qtr. 2023
Notional	5,997
Exercise rate	1,328.23	[1]
Fair value | R$	R$ 1,428
Non Deliverable Forward Buy Six [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	4th Qtr. 2023
Notional	501
Exercise rate	1,360.69	[1]
Fair value | R$
Collar Buy Six [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	2nd Qtr. 2023
Notional	8,001
Exercise rate	1,410.96	[1]
Fair value | R$	R$ (1,451)
Collar Buy Seven [Member] | Cash flow hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	3rd Qtr. 2023
Notional	2,000
Exercise rate	1,410.85	[1]
Fair value | R$	R$ (253)
Non Deliverable Forward Sell [Member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	2nd Qtr. 2023
Notional	80,660
Exercise rate	255.31	[2]
Fair value | R$	R$ (3,849)
Non Deliverable Forward Sell One [Member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	3rd Qtr. 2023
Notional	106,019
Exercise rate	244.26	[2]
Fair value | R$	R$ (1,376)
Non Deliverable Forward Sell Two [Member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	4th Qtr. 2023
Notional	6,658
Exercise rate	247.27	[2]
Fair value | R$	R$ 226
Non Deliverable Forward Sell Three [Member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	1st Qtr. 2024
Notional	17,999
Exercise rate	245.66	[2]
Fair value | R$	R$ 209
Non Deliverable Forward Sell Four [Member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	2nd Qtr. 2024
Notional	3,999
Exercise rate	246.88	[2]
Fair value | R$	R$ 45
Corn Future Sell [Member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	2nd Qtr. 2023
Notional	594
Exercise rate	1,583.55	[2]
Fair value | R$
Corn Future Sell One [Member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	3rd Qtr. 2023
Notional	212,922
Exercise rate	1,474.01	[2]
Fair value | R$	R$ (1,618)
Corn Future Sell Two [Member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	4th Qtr. 2023
Notional	9,990
Exercise rate	1,520.03	[2]
Fair value | R$	R$ (94)
Non-deliverable forward [member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Maturity	2nd Qtr. 2023
Notional	18,372,000
Exercise rate	5.8861
Protection object	Cost in USD
Assets	BRL
Liabilities	USD
Fair value | R$	R$ 7,435
Nondeliverable Forward [Member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Maturity	3rd Qtr. 2023
Notional	11,984,000
Exercise rate	5.6260
Protection object	Cost in USD
Assets	BRL
Liabilities	USD
Fair value | R$	R$ 1,069
Nondeliverable Forward Two [Member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Maturity	4th Qtr. 2023
Notional	1,646,000
Exercise rate	5.5859
Protection object	Cost in USD
Assets	BRL
Liabilities	USD
Fair value | R$	R$ (40)
Nondeliverable Forward Three [Member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Maturity	1st Qtr. 2024
Notional	4,422,000
Exercise rate	5.8015
Protection object	Cost in USD
Assets	BRL
Liabilities	USD
Fair value | R$	R$ 428
Nondeliverable Forward Four [Member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Maturity	2nd Qtr. 2024
Notional	987,000
Exercise rate	5.8548
Protection object	Cost in USD
Assets	BRL
Liabilities	USD
Fair value | R$	R$ 84

[1]	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.
[2]	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.